Schedule of Investments (unaudited) July 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
MMG Ltd.(a)	220,000	$112,187

Brazil — 2.4%
Ambev SA	94,436	301,717
B3 SA - Brasil Bolsa Balcao	53,849	157,672
Banco Bradesco SA, ADR	40,660	189,882
Banco do Brasil SA	153,822	934,170
BRF SA(a)	5,807	28,565
Cia de Saneamento de Minas Gerais-COPASA	183,142	487,371
Cia Siderurgica Nacional SA	13,925	124,993
Cielo SA	53,500	34,720
CPFL Energia SA	120,470	585,667
Energisa SA	18,510	151,932
Fleury SA	29,249	131,187
Klabin SA(a)	75,349	353,869
Porto Seguro SA	8,530	84,608
Telefonica Brasil SA	7,143	56,519
Ultrapar Participacoes SA	135,664	460,527
Ultrapar Participacoes SA, ADR	16,343	55,893

		4,139,292

Chile — 1.8%
Banco de Chile	1,443,629	132,210
Banco de Chile, ADR	8,206	149,677
Banco Santander Chile	14,147,439	698,158
Banco Santander Chile, ADR	30,904	603,864
CAP SA	7,171	124,260
Empresas CMPC SA	24,197	52,291
Enel Americas SA	2,024,012	281,298
Enel Americas SA, ADR	85,333	583,678
Enel Chile SA	5,001,510	259,604
Falabella SA	79,185	307,814

		3,192,854

China — 30.3%
3SBio, Inc.(a)(b)	363,000	302,458
AAC Technologies Holdings, Inc.	96,000	576,202
Airtac International Group	10,000	323,155
Alibaba Group Holding Ltd.(a)	300,820	7,346,852
Angang Steel Co. Ltd., Class H	1,024,000	700,078
Anta Sports Products Ltd.	20,000	435,427
BAIC Motor Corp. Ltd., Class H(b)	562,000	200,634
Baidu, Inc., ADR(a)	11,292	1,852,001
Baidu, Inc., Class A(a)	16,400	336,036
Beijing Enterprises Holdings Ltd.	140,000	435,474
Beijing New Building Materials PLC, Class A	12,700	63,947
BYD Co. Ltd., Class H	3,000	92,725
China Construction Bank Corp., Class H	464,000	323,196
China Feihe Ltd.(b)	83,000	159,568
China Life Insurance Co. Ltd., Class H	199,000	331,682
China Mengniu Dairy Co. Ltd.	46,000	249,753
China Molybdenum Co. Ltd., Class H	108,000	79,050
China Petroleum & Chemical Corp., Class A	361,900	223,282
China Petroleum & Chemical Corp., Class H	386,000	176,506
China Resources Gas Group Ltd.	28,000	172,587
China Resources Land Ltd.	50,000	167,093
China Resources Pharmaceutical Group Ltd.(b)	532,500	285,215
China Yongda Automobiles Services Holdings Ltd.	129,500	241,806
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	197,200	297,478
Country Garden Services Holdings Co. Ltd.	80,000	649,591
CSPC Pharmaceutical Group Ltd.	422,720	570,604
East Money Information Co. Ltd., Class A	180,500	869,374

Security	Shares	Value

China (continued)
G-bits Network Technology Xiamen Co. Ltd., Class A	3,100	$211,781
Geely Automobile Holdings Ltd.	43,000	144,239
Great Wall Motor Co. Ltd., Class H	75,000	362,367
Guangzhou Automobile Group Co. Ltd., Class H	94,000	81,477
Haier Smart Home Co. Ltd., Class H	47,000	161,195
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	11,800	229,161
Huatai Securities Co. Ltd., Class H(b)	58,800	77,911
Hunan Valin Steel Co. Ltd., Class A	303,200	360,228
Industrial Bank Co. Ltd., Class A	427,100	1,169,197
JCET Group Co. Ltd., Class A	81,100	493,644
JD.com, Inc., ADR(a)	22,298	1,580,482
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	6,800	171,954
Joinn Laboratories China Co. Ltd., Class H(b)	2,640	44,186
KE Holdings, Inc., ADR(a)	3,292	72,391
Lenovo Group Ltd.	1,352,000	1,260,716
Li Ning Co. Ltd.	138,000	1,457,461
Luye Pharma Group Ltd.(a)(b)	129,500	69,648
Meituan, Class B(a)(b)	20,700	572,798
NetEase, Inc., ADR	13,555	1,385,457
New China Life Insurance Co. Ltd., Class H	50,500	138,178
NIO, Inc., ADR(a)	14,742	658,673
PetroChina Co. Ltd., ADR	6,089	254,764
PetroChina Co. Ltd., Class H	1,742,000	727,706
Ping An Bank Co. Ltd., Class A	42,800	117,190
Ping An Insurance Group Co. of China Ltd., Class A	56,400	469,173
Ping An Insurance Group Co. of China Ltd., Class H	129,000	1,128,858
RiseSun Real Estate Development Co. Ltd., Class A	1	1
SAIC Motor Corp. Ltd., Class A	46,900	133,369
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	32,000	153,612
Shandong Nanshan Aluminum Co. Ltd., Class A	784,700	622,572
Shandong Sun Paper Industry JSC Ltd., Class A	50,200	90,059
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)	8,700	91,205
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)	9,800	66,094
Shanghai Pudong Development Bank Co. Ltd., Class A	118,300	165,444
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,100	975,488
Sinoma Science & Technology Co. Ltd., Class A	27,226	108,115
Sunac China Holdings Ltd.	696,000	1,805,947
TAL Education Group, ADR(a)	13,131	79,705
TCL Technology Group Corp., Class A	507,200	580,996
Tencent Holdings Ltd.	142,200	8,575,819
Tingyi Cayman Islands Holding Corp.	234,000	421,883
TongFu Microelectronics Co. Ltd., Class A	13,000	46,885
Topsports International Holdings Ltd.(b)	53,000	73,964
Vipshop Holdings Ltd., ADR(a)	12,125	201,639
West China Cement Ltd	1,328,000	198,480
WuXi AppTec Co. Ltd., Class H(b)	68,080	1,509,013
Wuxi Biologics Cayman, Inc.(a)(b)	105,500	1,611,433
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	118,500	105,560
Xiaomi Corp., Class B(a)(b)	154,800	507,013
XPeng, Inc., ADR(a)	6,487	262,918
Xtep International Holdings Ltd.	62,500	86,917
Yum China Holdings, Inc.	8,320	517,421
Yunnan Aluminium Co. Ltd., Class A(a)	23,700	52,364
Zhejiang Weixing New Building Materials Co. Ltd., Class A	165,405	488,946
Zhongsheng Group Holdings Ltd.	7,500	69,122
Zhuzhou Kibing Group Co. Ltd., Class A	42,500	137,035

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	467,745	$552,698
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	669,800	576,876
ZTE Corp., Class A(a)	90,000	541,794
ZTE Corp., Class H	51,000	182,212

		52,455,208

Colombia — 0.1%
Bancolombia SA, ADR	8,295	235,993

Hong Kong — 0.7%
China Gas Holdings Ltd.	55,800	171,796
Sino Biopharmaceutical Ltd.	1,170,000	993,911

		1,165,707

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC(a)	59,794	476,368

India — 10.1%
Amara Raja Batteries Ltd.	19,085	184,795
Asian Paints Ltd.	44,401	1,766,642
Axis Bank Ltd.(a)	23,542	224,795
Bharat Forge Ltd.	31,470	327,138
Cadila Healthcare Ltd.	11,607	91,492
Colgate-Palmolive India Ltd.	12,973	297,405
Dabur India Ltd.	94,589	764,197
HDFC Bank Ltd.	51,354	988,266
HDFC Bank Ltd., ADR	10,300	726,871
HDFC Life Insurance Co. Ltd.(b)	62,776	560,749
Hindalco Industries Ltd.	15,716	94,160
Housing Development Finance Corp. Ltd.	95,447	3,142,079
ICICI Bank Ltd.	8,602	79,124
ICICI Prudential Life Insurance Co. Ltd.(b)	6,088	51,832
IndusInd Bank Ltd.	19,251	254,488
Infosys Ltd.	66,946	1,459,014
Infosys Ltd., ADR	34,653	766,524
ITC Ltd.	70,908	195,513
Kalpataru Power Transmission Ltd.	14,373	91,235
Kotak Mahindra Bank Ltd.	33,779	753,106
Marico Ltd.	67,431	496,093
National Aluminium Co. Ltd.	290,844	366,470
Rallis India Ltd.	41,026	179,052
Tata Consultancy Services Ltd.	66,762	2,846,309
Thermax Ltd.	4,666	89,076
TVS Motor Co. Ltd.	34,204	266,903
UPL Ltd.	41,816	455,566

		17,518,894

Malaysia — 1.7%
CIMB Group Holdings Bhd	565,800	596,242
Malayan Banking Bhd	490,400	930,830
Public Bank Bhd	1,019,100	961,142
RHB Bank Bhd	264,900	320,768
Sime Darby Bhd	425,900	216,993

		3,025,975

Mexico — 1.8%
Alfa SAB de CV, Class A	148,479	113,077
Arca Continental SAB de CV	99,785	603,836
Cemex SAB de CV(a)	297,537	242,738
Cemex SAB de CV, ADR(a)	46,145	375,159
Coca-Cola Femsa SAB de CV	60,696	344,090

Security	Shares	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV, ADR	9,950	$562,871
Fomento Economico Mexicano SAB de CV	38,462	335,577
Grupo Bimbo SAB de CV, Series A	201,024	463,321

		3,040,669

Peru — 0.1%
Hochschild Mining PLC	60,787	130,230

Poland — 0.2%
Bank Polska Kasa Opieki SA	14,752	360,293

Romania — 0.3%
NEPI Rockcastle PLC	70,022	473,624

Russia — 2.8%
Alrosa AO(a)	445,450	788,979
LUKOIL PJSC	14,407	1,237,064
LUKOIL PJSC, ADR	13,708	1,174,581
MMC Norilsk Nickel PJSC	1,279	442,067
Novatek PJSC, GDR, Registered Shares	1,843	410,117
PhosAgro PJSC, GDR, Registered Shares	4,169	79,336
Severstal PAO	3,839	93,903
Sistema PJSFC	1,178,368	475,185
Tatneft PJSC	27,200	181,602

		4,882,834

Saudi Arabia — 1.9%
Al Rajhi Bank	46,140	1,365,063
Saudi Arabian Mining Co.(a)	8,904	165,438
Saudi Basic Industries Corp.	37,882	1,218,490
Saudi National Bank	36,041	528,545

		3,277,536

South Africa — 5.4%
Absa Group Ltd.(a)	55,843	519,525
Anglo American Platinum Ltd.	949	124,196
AngloGold Ashanti Ltd.	8,332	166,838
AngloGold Ashanti Ltd., ADR	16,060	322,003
AVI Ltd.	73,961	366,290
Barloworld Ltd.	45,874	338,405
FirstRand Ltd.	190,851	708,108
Foschini Group Ltd.	10,232	108,006
Gold Fields Ltd.	26,240	259,140
Growthpoint Properties Ltd.	121,766	122,587
Investec Ltd.	39,348	146,806
Mr Price Group Ltd.	18,561	276,174
Naspers Ltd., N Shares	14,217	2,743,600
Nedbank Group Ltd.(a)	12,381	143,145
Netcare Ltd.(a)	321,294	334,205
Old Mutual Ltd.	444,130	391,650
Sanlam Ltd.	90,107	355,969
Shoprite Holdings Ltd.	12,455	136,356
Standard Bank Group Ltd.	171,285	1,443,605
Telkom SA SOC Ltd.(a)	27,064	78,285
Truworths International Ltd.	23,656	99,783
Vodacom Group Ltd.	14,716	131,217

		9,315,893

South Korea — 14.7%
CJ CheilJedang Corp.	330	134,162
CJ Logistics Corp.(a)	1,776	271,793
Doosan Bobcat, Inc.(a)	12,404	498,253
Doosan Co. Ltd.	1,974	166,332
Hyundai Construction Equipment Co. Ltd.(a)	7,076	348,702

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Elevator Co. Ltd.	29	$1,363
Hyundai Glovis Co. Ltd.	3,259	552,337
Hyundai Mobis Co. Ltd.	4,561	1,059,680
Kia Corp.	4,821	352,081
KT Corp.	11,032	324,083
KT Corp., ADR	54,724	787,478
LG Chem Ltd.	1,882	1,382,336
LG Display Co. Ltd.(a)	4,578	87,962
LG Hausys Ltd.	308	26,767
LG Household & Health Care Ltd.	183	232,121
LG Innotek Co. Ltd.	1,668	329,702
LS Electric Co. Ltd.	2,718	153,656
Medy-Tox, Inc.	314	55,250
NAVER Corp.	4,022	1,515,897
POSCO	5,911	1,880,033
Posco International Corp.	11,722	263,977
Samsung C&T Corp.	786	96,824
Samsung Electronics Co. Ltd.	142,118	9,711,831
Samsung Electronics Co. Ltd., Registered Shares, GDR	235	402,717
Seah Besteel Corp.	4,261	116,384
Shinhan Financial Group Co. Ltd.	18,225	617,703
SK Hynix, Inc.	5,080	497,313
SK Innovation Co. Ltd.(a)	5,492	1,211,649
SK Telecom Co. Ltd.	792	207,452
S-Oil Corp.(a)	24,907	2,126,673

		25,412,511

Taiwan — 12.9%
AU Optronics Corp.	176,000	130,458
Bizlink Holding, Inc.	47,000	433,928
China Steel Corp.	348,000	453,851
Eclat Textile Co. Ltd.	8,000	174,664
Evergreen Marine Corp. Taiwan Ltd.	131,000	623,040
Faraday Technology Corp.	61,000	246,945
Formosa Plastics Corp.	31,000	110,889
Gourmet Master Co. Ltd.	10,000	52,617
Kinsus Interconnect Technology Corp.	17,000	112,576
Lotus Pharmaceutical Co. Ltd.	14,000	73,429
Makalot Industrial Co. Ltd.	21,926	186,626
MediaTek, Inc.	54,000	1,765,684
Micro-Star International Co. Ltd.	67,000	355,953
Nan Ya Plastics Corp.	192,000	599,205
Nanya Technology Corp.	344,000	894,978
Novatek Microelectronics Corp.	28,000	515,069
Parade Technologies Ltd.	4,000	245,625
Primax Electronics Ltd.	365,000	804,879
Realtek Semiconductor Corp.	52,000	1,097,917
Sitronix Technology Corp.	6,000	82,868
Taiwan Semiconductor Manufacturing Co. Ltd.	490,000	10,240,753
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,552	764,225
Uni-President Enterprises Corp.	480,000	1,258,864
Visual Photonics Epitaxy Co. Ltd.	214,000	1,050,130

		22,275,173

Security	Shares	Value

Thailand — 0.8%
Siam Cement PCL, NVDR	107,800	$1,359,161

Turkey — 0.2%
Arcelik AS	85,527	335,062
Turkcell Iletisim Hizmetleri A/S	27,428	50,171

		385,233

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	49,787	95,151
Aldar Properties PJSC	221,657	239,238
Dubai Islamic Bank PJSC	33,388	43,897
Emaar Properties PJSC	47,249	51,073
Emirates Telecommunications Group Co. PJSC	32,999	204,832
First Abu Dhabi Bank PJSC	50,573	228,278

		862,469

Total Common Stocks — 89.1% (Cost: $138,238,918)		154,098,104

Preferred Securities

Preferred Stocks — 1.8%

Brazil — 1.8%
Banco Bradesco SA, Preference Shares	440,896	2,052,845
Gerdau SA, Preference Shares	22,527	133,218
Petroleo Brasileiro SA, Preference Shares	175,136	904,893

		3,090,956

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Preference Shares Class B	2,270	108,432

Total Preferred Securities — 1.8% (Cost: $2,759,223)		3,199,388

Total Long-Term Investments — 90.9% (Cost: $140,998,141)		157,297,492

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	10,425,017	10,425,017

Total Short-Term Securities — 6.0% (Cost: $10,425,017)		10,425,017

Total Investments — 96.9% (Cost: $151,423,158)		167,722,509

Other Assets Less Liabilities — 3.1%		5,291,655

Net Assets — 100.0%		$173,014,164

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Advantage Emerging Markets Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,397,402	$—	$(2,972,385	)(a)	$—	$—		$10,425,017	10,425,017	$110		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—		—	—		—	—	1,513	(c)	—

					$—	$—		$10,425,017		$1,623		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index.	192	09/17/21	$12,266	$(661,966)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$112,187	$—	$112,187
Brazil	4,139,292	—	—	4,139,292

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Chile	$3,192,854	$—	$—	$3,192,854
China	7,038,038	45,417,170	—	52,455,208
Colombia	235,993	—	—	235,993
Hong Kong	—	1,165,707	—	1,165,707
Hungary	—	476,368	—	476,368
India	1,493,395	16,025,499	—	17,518,894
Malaysia	2,212,740	813,235	—	3,025,975
Mexico	3,040,669	—	—	3,040,669
Peru	—	130,230	—	130,230
Poland	—	360,293	—	360,293
Romania	473,624	—	—	473,624
Russia	79,336	4,803,498	—	4,882,834
Saudi Arabia	528,545	2,748,991	—	3,277,536
South Africa	3,785,228	5,530,665	—	9,315,893
South Korea	1,019,599	24,392,912	—	25,412,511
Taiwan	764,225	21,510,948	—	22,275,173
Thailand	—	1,359,161	—	1,359,161
Turkey	—	385,233	—	385,233
United Arab Emirates	528,261	334,208	—	862,469
Preferred Securities
Preferred Stocks	3,199,388	—	—	3,199,388
Short-Term Securities
Money Market Funds	10,425,017	—	—	10,425,017

	$42,156,204	$125,566,305	$—	$167,722,509

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(661,966)	$—	$—	$(661,966)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

5